PROPERTY AND EQUIPMENT (FY) (Tables)	12 Months Ended
Dec. 31, 2016
PROPERTY AND EQUIPMENT [Abstract]
Summary of property and equipment

A summary of property and equipment at December 31 follows:

	2016	2015
	(In thousands)
Land	$15,486	$15,152
Buildings	54,656	57,638
Equipment	72,090	79,842
	142,232	152,632
Accumulated depreciation and amortization	(102,057)	(109,529)
Property and equipment, net	$40,175	$43,103